Annual Total Returns - iShares Edge MSCI Min Vol EAFE Index Fund (Institutional) [BarChart] - Institutional - iShares Edge MSCI Min Vol EAFE Index Fund - Institutional Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	21.12%
Annual Return 2018	(5.54%)
Annual Return 2019	16.48%